Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Current Assets:
Cash and cash equivalents	$ 2,098,488	$ 36,898	$ 36,121
Prepaid expense	12,940	15,995	810
Total Current Assets	2,111,428	52,893	36,931
Other Assets
Fixed assets, net	63,479	62,569	10,892
Investment in affiliate		4,889,515	4,478,962
Note receivable - related party		213,331	494,750
Total Assets	2,174,907	5,218,308	5,021,535
Current Liabilities:
Accounts payable and accrued liabilities	677,521	481,412	364,690
Note payable	273,172	262,042	246,086
Due to related parties	124,500	117,124	101,345
Accrued interest, related party	398,096	232,733	81,103
Note payable, related party, net of discount	3,154,100	2,784,000	825,000
Services payable, related party	1,000,000	1,000,000	1,000,000
Total Current Liabilities	5,627,389	4,877,311	2,618,224
Unsecured convertible notes, net of discount	361,116	110,273
Total Liabilities	5,988,505	4,987,584	2,618,224
Stockholders' Equity
Preferred stock, $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 100,941,430 and 91,996,976 shares issued and outstanding, respectively	100,941	91,997	88,270
Additional paid in capital	19,074,754	13,984,898	12,414,268
Accumulated deficit	(22,989,293)	(13,846,171)	(10,099,227)
Total stockholders' equity (deficit)	(3,813,598)	230,724	2,403,311
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,174,907	$ 5,218,308	$ 5,021,535